Assets Held For Sale (Details) (USD $) In Millions, unless otherwise specified		1 Months Ended			1 Months Ended					12 Months Ended
	Dec. 31, 2012	Jun. 30, 2010 Greensboro facility [Member]	Dec. 31, 2012 Prepaid and other current assets [Member]	Dec. 31, 2011 Prepaid and other current assets [Member]	Jun. 30, 2010 Restructuring costs [Member] Greensboro facility [Member]	Dec. 31, 2012 Land [Member] Prepaid and other current assets [Member]	Dec. 31, 2011 Land [Member] Prepaid and other current assets [Member]	Dec. 31, 2012 Building [Member] Prepaid and other current assets [Member]	Dec. 31, 2011 Building [Member] Prepaid and other current assets [Member]	Dec. 31, 2012 Harland Clark Segment [Member] Asset impairment charges [Member]	Dec. 21, 2011 Harland Clark Segment [Member] Asset impairment charges [Member]	Dec. 31, 2010 Harland Clark Segment [Member] Asset impairment charges [Member]
Assets Held For Sale [Line Items]
Asset Impairment Charges										$ 0.2	$ 0.1	$ 0.9
Future period in months during which the Company believes its held for sale facilities will be sold	12 months
Proceeds from sale of property, plant and equipment		1.3
Gain (Loss) on Sale of Property Plant Equipment					0.3
Assets held for sale			$ 3.1	$ 3.3		$ 1.0	$ 1.0	$ 2.1	$ 2.3